Acquisitions (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 07, 2020	Feb. 17, 2019
Kornit Digital North America Inc. [Member]
Acquisitions (Details) [Line Items]
Total consideration		$ 4,715
Acquisition related costs		$ 85
Kornit Digital United Kingdom [Member]
Acquisitions (Details) [Line Items]
Total consideration	$ 16,884
Acquisition related costs	$ 648